Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 5,367	$ 9,140
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 3,900	$ 1,200